INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	Nov. 23, 2021	Mar. 31, 2024	Feb. 16, 2024	Dec. 31, 2023	Aug. 18, 2023	Feb. 13, 2023
Subsidiary, Sale of Stock [Line Items]
Underwriting fees	$ 2,499,985
Deferred underwriting commissions	5,999,964
Sale of stock consideration on transaction, fair value	268,617
Other offering cost	$ 582,540
Warrant exercise price per share	$ 11.50	$ 0.01		$ 0.01
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share		12.00	$ 11.36	12.00	$ 10.94	$ 10.49
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share	$ 10.15	$ 10.15		$ 10.15
Proceeds from initial public offering	$ 202,998,782
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	19,999,880
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 199,998,800
Offering costs	9,351,106
Underwriting fees	2,499,985
Deferred underwriting commissions	5,999,964
Sale of stock consideration on transaction, fair value	268,617
Other offering cost	$ 582,540